Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment results information
Revenues	$ 1,953,782	$ 2,095,753	$ 2,181,605
Voyage expenses	176,614	245,097	294,091
Vessel operating expenses	677,687	630,547	615,764
Time-charter hire expense	214,179	285,992	438,877
Depreciation and amortization	428,608	440,705	437,176
General and administrative	223,616	193,743	198,836
Asset impairments and net loss (gain) on sale of vessels and equipment	151,059	49,150	12,629
Bargain purchase gain	(58,235)
Write-down for impairment of goodwill	36,652
Restructuring charges	5,490	16,396	14,444
Income (loss) from vessel operations	98,112	234,123	169,788
Segment assets	9,905,629	8,557,323
Shuttle Tanker and FSO Segment [Member]
Segment results information
Revenues	613,768	622,195	583,320
Voyage expenses	97,743	111,003	86,499
Vessel operating expenses	196,536	182,614	173,463
Time-charter hire expense	74,478	89,768	113,786
Depreciation and amortization	129,293	127,438	122,630
General and administrative	60,359	51,281	50,923
Asset impairments and net loss (gain) on sale of vessels and equipment	43,356	19,480	1,902
Restructuring charges	5,351	704	7,032
Income (loss) from vessel operations	6,652	39,907	27,085
Segment assets	2,182,461	1,811,186
FPSO Segment [Member]
Segment results information
Revenues	464,810	463,931	390,576
Vessel operating expenses	242,332	209,283	200,856
Depreciation and amortization	96,915	95,784	102,316
General and administrative	52,854	42,714	34,276
Asset impairments and net loss (gain) on sale of vessels and equipment	(4,888)
Bargain purchase gain	(58,235)
Income (loss) from vessel operations	135,832	116,150	53,128
Segment assets	2,225,830	1,185,017
Liquefied Gas Segment [Member]
Segment results information
Revenues	272,041	248,378	246,472
Voyage expenses	4,862	29	1,018
Vessel operating expenses	48,158	46,497	50,704
Depreciation and amortization	63,641	62,904	59,868
General and administrative	20,586	20,147	20,007
Asset impairments and net loss (gain) on sale of vessels and equipment		(4,340)
Restructuring charges		394	4,177
Income (loss) from vessel operations	134,794	122,747	110,698
Segment assets	2,924,653	2,869,713
Conventional Tanker Segment [Member]
Segment results information
Revenues	603,163	761,249	961,237
Voyage expenses	74,009	134,065	206,574
Vessel operating expenses	190,661	192,153	190,741
Time-charter hire expense	139,701	196,224	325,091
Depreciation and amortization	138,759	154,579	152,362
General and administrative	89,817	79,601	93,360
Asset impairments and net loss (gain) on sale of vessels and equipment	112,591	34,010	10,727
Write-down for impairment of goodwill	36,652
Restructuring charges	139	15,298	3,235
Income (loss) from vessel operations	(179,166)	(44,681)	(21,123)
Segment assets	$ 2,572,685	$ 2,691,407